Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The table set forth below reports, for the past five fiscal years, (i) the compensation of our Principal Executive Officer (PEO), and the average compensation of our other named executive officers (our Non- PEO NEOs), (ii) the “compensation actually paid” to our PEO, and the average of the “compensation actually paid” to our Non-PEO NEOs, each as calculated pursuant to SEC rules, and (iii) certain performance measures required by SEC rules. The table reflects compensation amounts for 3 PEOs: the “3rd PEO”, Mitchell B. Lewis, retired as our President and Chief Executive Officer, effective June 7, 2021; the “2nd PEO”, Dwight Gibson, resigned as our President and Chief Executive Officer, effective March 21, 2023; and the “1st PEO”, Shyam Reddy, was appointed as our President and Chief Executive Officer on March 21, 2023.
Year	Summary Comp. Table Total for 1st PEO ($)(1)	Summary Comp. Table Total for 2nd PEO ($)(1)	Summary Comp. Table Total for 3rd PEO ($)(1)	Comp. Actually Paid to 1st PEO ($)(2)(5)	Comp. Actually Paid to 2nd PEO ($)(2)(5)	Comp. Actual Paid to 3rd PEO ($)(2)(5)	Average Summary Comp. Table Total for Non-PEO NEOs ($)(3)	Average Comp. Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income (000’s) ($)(8)	Adj. EBITDA (000’s) ($)(9)
									BX CTSR ($)(6)	Peer Group TSR ($)(7)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	4,709,359	—	—	2,285,809	—	—	1,238,896	510,851	788.75	229.79	53,116	131,356
2023	4,908,519	2,848,832	—	5,754,555	3,354,504	—	1,308,091	715,233	861.67	209.27	48,536	182,804
2022	—	3,900,941	—	—	4,489,375	—	2,256,926	2,168,285	540.76	131.98	296,176	477,742
2021	—	5,283,864	2,099,958	—	9,725,418	7,081,834	1,686,879	6,330,760	728.21	187.59	296,133	464,071
2020	—	—	3,339,487	—	—	5,688,095	1,323,705	2,048,467	222.51	126.06	80,882	170,394

(1)
Reflects compensation amounts reported in the Summary Compensation Table for each PEO.

(2)
Reflects “compensation actually paid” to Messrs. Lewis, Gibson and Reddy, respectively, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by Messrs. Lewis, Gibson or Reddy.

(3)
Reflects the average of the compensation amounts reported in the Summary Compensation Table for our non-PEO NEOs for the respective years shown. The following non-PEO NEOs are included in the average figures shown:

Fiscal 2020: Alexander Averitt, Kelly Janzen, Susan
O’Farrell 2021: Kelly Janzen, Shyam Reddy
Fiscal 2022: Kelly Janzen, Shyam Reddy, Kevin A. Henry
Fiscal 2023: Kelly Janzen, Kevin A. Henry, Tricia Kinney, Andrew Wamser
Fiscal 2024: Michael Wilson, Tricia Kinney, Andrew Wamser
(4)
Reflects the average “compensation actually paid” to our non-PEO NEOs, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by our non- PEO NEOs.

(5)
In accordance with SEC rules, the following adjustments were made to the total compensation of the 1st PEO for fiscal 2024 to determine his “compensation actually paid” and to the average total compensation of our non-PEO NEOs for fiscal 2024 to determine their average “compensation actually paid.” Prior fiscal years adjustments are disclosed in the Company’s proxy statements filed in fiscal 2024 and fiscal 2023, “Pay vs. Performance,” footnote 5. According to SEC guidance (128D.03), subsequent tables generally present only the most recent fiscal year unless material to an understanding of the table and relationships for the most recent fiscal year.
	1st PEO ($)	Average for Non-PEO ($)
Summary Compensation Table (SCT)	4,709,359	1,238,896
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(3,000,003)	(571,334)
Plus: Year-end fair value of equity awards granted in covered year	3,186,486	600,988
Change in fair value of outstanding, unvested awards granted in prior years(10)	(2,294,972)	(426,500)
Fair value as of vesting date for awards granted and vested in covered year	—	12,101
For awards granted in prior years that vest in the fiscal year, the change in fair value from the end of the prior fiscal year to the vesting date	(315,062)	(76.303)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	(266,996)
Compensation Actually Paid	2,285,809	510,851

(6)
For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ended on each of December 28, 2024, December 30, 2023, December 31, 2022, January 1, 2022, and January 2, 2021, assuming an initial investment of $100 in the Company’s stock on December 28, 2019.

(7)
For the relevant fiscal year, represents the cumulative total shareholder return of the S&P 600 Building Products Index for the measurement periods ended on each of December 28, 2024, December 30, 2023, December 31, 2022, January 1, 2022, and January 2, 2021, assuming an initial investment of $100 on December 28, 2019.

(8)
Reflects “Net Income” in the Company’s Consolidated Statements of Operations and Comprehensive Income included in the Company’s Annual Report on Form 10-K for each of the fiscal years ended December 28, 2024, December 30, 2023, December 31, 2022, January 1, 2022, and January 2, 2021.

(9)
Adjusted EBITDA is the most important financial performance measure used by the Company to link compensation actually paid to the PEO and non-PEO NEOs in fiscal 2024 to the Company’s performance. Adjusted EBITDA, a non-GAAP measure, is defined and described in “Compensation Discussion and Analysis.”
(10)
Reflects the following adjustments made in fiscal 2024 to reflect estimated achievement probabilities for the performance goals under performance-based restricted stock units as follows: 20% and 0% expected achievement for performance-based restricted stock units granted in fiscal 2022 fiscal 2023, respectively, reduced from 100% expected achievement as of the end of fiscal 2023. Actual achievement of the performance goals will not be known until the end of the 3-year cumulative performance periods and could differ from the estimates reflected herein.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
Reflects “compensation actually paid” to Messrs. Lewis, Gibson and Reddy, respectively, calculated in accordance with SEC rules, which does not reflect compensation actually earned, realized or received by Messrs. Lewis, Gibson or Reddy.

(3)
Reflects the average of the compensation amounts reported in the Summary Compensation Table for our non-PEO NEOs for the respective years shown. The following non-PEO NEOs are included in the average figures shown:

Fiscal 2020: Alexander Averitt, Kelly Janzen, Susan
O’Farrell 2021: Kelly Janzen, Shyam Reddy
Fiscal 2022: Kelly Janzen, Shyam Reddy, Kevin A. Henry
Fiscal 2023: Kelly Janzen, Kevin A. Henry, Tricia Kinney, Andrew Wamser
Fiscal 2024: Michael Wilson, Tricia Kinney, Andrew Wamser

Peer Group Issuers, Footnote
(7)
For the relevant fiscal year, represents the cumulative total shareholder return of the S&P 600 Building Products Index for the measurement periods ended on each of December 28, 2024, December 30, 2023, December 31, 2022, January 1, 2022, and January 2, 2021, assuming an initial investment of $100 on December 28, 2019.

Adjustment To PEO Compensation, Footnote
(5)
In accordance with SEC rules, the following adjustments were made to the total compensation of the 1st PEO for fiscal 2024 to determine his “compensation actually paid” and to the average total compensation of our non-PEO NEOs for fiscal 2024 to determine their average “compensation actually paid.” Prior fiscal years adjustments are disclosed in the Company’s proxy statements filed in fiscal 2024 and fiscal 2023, “Pay vs. Performance,” footnote 5. According to SEC guidance (128D.03), subsequent tables generally present only the most recent fiscal year unless material to an understanding of the table and relationships for the most recent fiscal year.
	1st PEO ($)	Average for Non-PEO ($)
Summary Compensation Table (SCT)	4,709,359	1,238,896
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(3,000,003)	(571,334)
Plus: Year-end fair value of equity awards granted in covered year	3,186,486	600,988
Change in fair value of outstanding, unvested awards granted in prior years(10)	(2,294,972)	(426,500)
Fair value as of vesting date for awards granted and vested in covered year	—	12,101
For awards granted in prior years that vest in the fiscal year, the change in fair value from the end of the prior fiscal year to the vesting date	(315,062)	(76.303)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	(266,996)
Compensation Actually Paid	2,285,809	510,851

Non-PEO NEO Average Total Compensation Amount	$ 1,238,896	$ 1,308,091	$ 2,256,926	$ 1,686,879	$ 1,323,705
Non-PEO NEO Average Compensation Actually Paid Amount	$ 510,851	715,233	2,168,285	6,330,760	2,048,467
Adjustment to Non-PEO NEO Compensation Footnote
(5)
In accordance with SEC rules, the following adjustments were made to the total compensation of the 1st PEO for fiscal 2024 to determine his “compensation actually paid” and to the average total compensation of our non-PEO NEOs for fiscal 2024 to determine their average “compensation actually paid.” Prior fiscal years adjustments are disclosed in the Company’s proxy statements filed in fiscal 2024 and fiscal 2023, “Pay vs. Performance,” footnote 5. According to SEC guidance (128D.03), subsequent tables generally present only the most recent fiscal year unless material to an understanding of the table and relationships for the most recent fiscal year.
	1st PEO ($)	Average for Non-PEO ($)
Summary Compensation Table (SCT)	4,709,359	1,238,896
Adjustments
Less: Grant-date fair value of equity award amounts reported in SCT for covered year	(3,000,003)	(571,334)
Plus: Year-end fair value of equity awards granted in covered year	3,186,486	600,988
Change in fair value of outstanding, unvested awards granted in prior years(10)	(2,294,972)	(426,500)
Fair value as of vesting date for awards granted and vested in covered year	—	12,101
For awards granted in prior years that vest in the fiscal year, the change in fair value from the end of the prior fiscal year to the vesting date	(315,062)	(76.303)
For awards granted in prior years that are determined to fail to meet the applicable vesting conditions (i.e., are forfeited), deduct the amount equal to the fair value at the end of the prior fiscal year	—	(266,996)
Compensation Actually Paid	2,285,809	510,851

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures
As discussed in the “Compensation Discussion and Analysis,” our executive compensation program and compensation decisions reflect the guiding principles of being linked to long-term performance and aligned with stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s financial performance are as follows:
Performance Metrics
Adjusted EBITDA
Return on Working Capital
Total Shareholder Return

Total Shareholder Return Amount	$ 788.75	861.67	540.76	728.21	222.51
Peer Group Total Shareholder Return Amount	229.79	209.27	131.98	187.59	126.06
Net Income (Loss)	$ 53,116,000	$ 48,536,000	$ 296,176,000	$ 296,133,000	$ 80,882,000
Company Selected Measure Amount	131,356,000	182,804,000	477,742,000	464,071,000	170,394,000
PEO Name	Shyam Reddy
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(9)
Adjusted EBITDA is the most important financial performance measure used by the Company to link compensation actually paid to the PEO and non-PEO NEOs in fiscal 2024 to the Company’s performance. Adjusted EBITDA, a non-GAAP measure, is defined and described in “Compensation Discussion and Analysis.”

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Shyam Reddy [Member}
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,709,359	$ 4,908,519
PEO Actually Paid Compensation Amount	2,285,809	5,754,555
Dwight Gibson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,848,832	3,900,941	5,283,864
PEO Actually Paid Compensation Amount		3,354,504	4,489,375	9,725,418
Mitchell B. Lewis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,099,958	3,339,487
PEO Actually Paid Compensation Amount				$ 7,081,834	$ 5,688,095
PEO | Shyam Reddy [Member} | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,000,003)
PEO | Shyam Reddy [Member} | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,186,486
PEO | Shyam Reddy [Member} | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,294,972)
PEO | Shyam Reddy [Member} | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Shyam Reddy [Member} | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(315,062)
PEO | Shyam Reddy [Member} | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(571,334)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	600,988
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(426,500)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,101
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76.303)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (266,996)